UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

NOTICE OF INTENTION TO REDEEM SECURITIES PURSUANT TO RULE 23C-2

UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 817-01317

PENNANTPARK INVESTMENT CORPORATION

(Name of Registrant)

590 Madison Avenue

15th Floor

New York, NY 10022

(Address of Principal Executive Offices)

The undersigned hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)	Title of the class of securities of PennantPark Investment Corporation (the “Company”) to be redeemed:

4.500% Notes due 2019 (CUSIP: 708062 AA2) (the “Notes”)

(2)	Date on which the securities are to be redeemed:

The Notes will be redeemed March 4, 2019.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Notes are to be redeemed pursuant to (i) Article Eleven of the Company’s base indenture governing the Notes, dated as of January 22, 2013 (the “Base Indenture”), between the Company and American Stock Transfer & Trust Company, LLC, as trustee, and (ii) Section 1.01(h) of the Second Supplemental Indenture, dated as of September 23, 2014, between the Company and American Stock Transfer & Trust Company, LLC, as trustee (the “Second Supplemental Indenture”).

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem 100% of the outstanding Notes ($250,000,000 aggregate principal amount) pursuant to the terms of the Base Indenture and the Second Supplemental Indenture.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 31 day of January, 2019.

PENNANTPARK INVESTMENT CORPORATION

By:	/s/ Aviv Efrat
Name: Aviv Efrat
Title: Chief Financial Officer